LOANS, FINANCING AND DEBENTURES - Loans, Financing, Bonds (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
FINANCING AND LOANS
Net receivables	R$ 191,193		R$ 173,885
Debentures	0		464,714
Principal	10,241		460,718
Charges	384		14,741
Current	10,625		475,459
Non-current	180,568		163,140
Loans, financing and bonds receivable	R$ 191,193		638,599
Amazonas Energia
FINANCING AND LOANS
Average rate	15.76%
Gross receivables	R$ 4,414,786		4,592,148
Debentures		R$ 483,375
Boa Vista S.A.
FINANCING AND LOANS
Average rate	5.89%
Gross receivables	R$ 176,776		158,287
Others
FINANCING AND LOANS
Average rate	10.85%
Gross receivables	R$ 205,778		195,722
(-) ECL
FINANCING AND LOANS
Gross receivables	R$ (4,606,147)		(4,772,272)
Transnorte Energia S.A.
FINANCING AND LOANS
Average rate on bonds	0.00%
Debentures	R$ 0		R$ 464,714